September 2, 2021

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Walthausen Funds, File Nos. 811-22143, 333-147324

Dear Sir/Madam:

On behalf of the Walthausen Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement relates to a special meeting of the Trust’s shareholders to consider the approval of Walthausen & Co., LLC as the investment adviser to the Walthausen Small Cap Value Fund and the Walthausen Focused Small Cap Value Fund.

If you have any questions or comments related to this filing, please contact me at (614) 469-3294.

Very truly yours,

/s/ Brian Doyle-Wenger

Brian Doyle-Wenger